Supplement to the
Fidelity® Advisor
Japan Fund
Class A, Class T, Class B, and Class C
December 30, 2006
Prospectus

The following information replaces the similar information found in the 3rd bullet in the "Fidelity Advisor Systematic Withdrawal Program" table on page 25.

  Aggregate redemptions per 12-month period from your account may not exceed 12% of the account value and are not subject to a CDSC; and you may set your withdrawal amount as a percentage of the value of your account or a fixed dollar amount.

The following information replaces the biographical information for Dale Nicholls found in the "Fund Management" section on page 30.

Robert Rowland is vice president and portfolio manager of Advisor Japan Fund, which he has managed since September 2007. Since joining Fidelity Investments in 1995, Mr. Rowland has worked as a research analyst and portfolio manager.

The following information replaces information regarding the calculation of the management fee found in the "Fund Management" section on page 30.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to the Tokyo Stock Exchange Stock Price (TOPIX) Index. For the fiscal year ended October 31, 2006, the fund did not have a performance adjustment.

AJAF-07-04 October 1, 2007
1.743385.124

For the period prior to October 1, 2007, the fund did not have a performance adjustment. During a transition period from October 1, 2007 to September 1, 2008, there will be no performance adjustment and the fund's management fee will equal the basic fee rate. Beginning September 1, 2008, the fund's performance adjustment will take effect and the fund will compare its performance to the TOPIX Index. The performance period will consist of the current month plus the previous eleven months. Thereafter, a new month will be added until the performance period equals 36 months. Subsequently, the performance period will consist of the current month plus the previous 35 months.

Management fee	=	Basic fee	+/-	Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For the purposes of calculating the performance adjustment for the fund, the fund's investment performance will be based on the performance of Institutional Class of the fund. To the extent that Class A, Class T, Class B, and Class C have higher expenses, this could result in Class A, Class T, Class B, and Class C bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered.

The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

The following information replaces similar CDSC waiver information found in the "Fund Distribution" section beginning on page 31.

The CDSC may be waived on the redemption of shares (applies to Class A, Class B, Class C and Class T, unless otherwise noted):

A form may be required.

1. For disability or death;

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) starting the year in which age 70 1/2 is attained;

3. For minimum required distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) starting the year in which age 70 1/2 is attained;

4. Through the Fidelity Advisor Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period;

5. (Applicable to Class A and Class T only) Held by insurance company separate accounts;

6. (Applicable to Class A and Class T only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian);

7. (Applicable to Class A and Class T only) Purchased by the Fidelity Investments Charitable Gift Fund;

8. (Applicable to Class A and Class T only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase);

9. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

Supplement to the
Fidelity® Advisor
Japan Fund
Institutional Class
December 30, 2006
Prospectus

The following information replaces the biographical information for Dale Nicholls found in the "Fund Management" section on page 27.

Robert Rowland is vice president and portfolio manager of Advisor Japan Fund, which he has managed since September 2007. Since joining Fidelity Investments in 1995, Mr. Rowland has worked as a research analyst and portfolio manager.

The following information replaces information regarding the calculation of the management fee found in the "Fund Management" section on page 27.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to the Tokyo Stock Exchange Stock Price (TOPIX) Index. For the fiscal year ended October 31, 2006, the fund did not have a performance adjustment.

For the period prior to October 1, 2007, the fund did not have a performance adjustment. During a transition period from October 1, 2007 to September 1, 2008, there will be no performance adjustment and the fund's management fee will equal the basic fee rate. Beginning September 1, 2008, the fund's performance adjustment will take effect and the fund will compare its performance to the TOPIX Index. The performance period will consist of the current month plus the previous eleven months. Thereafter, a new month will be added until the performance period equals 36 months. Subsequently, the performance period will consist of the current month plus the previous 35 months.

Management fee	=	Basic fee	+/-	Performance adjustment

The basic fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For the purposes of calculating the performance adjustment for the fund, the fund's investment performance will be based on the performance of Institutional Class of the fund.

AJAFI-07-03 October 1, 2007
1.743386.119

The maximum annualized performance adjustment rate is ±0.20% of the fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund's average net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the basic fee.

Supplement to the

Fidelity® Advisor Diversified International Fund, Fidelity Advisor Emerging Asia Fund,
Fidelity Advisor Emerging Markets Fund, Fidelity Advisor Europe Capital Appreciation Fund,
Fidelity Advisor Floating Rate High Income Fund, Fidelity Advisor Global Capital Appreciation Fund,
Fidelity Advisor High Income Fund, Fidelity Advisor High Income Advantage Fund,
Fidelity Advisor International Capital Appreciation Fund, Fidelity Advisor Japan Fund, Fidelity Advisor Korea Fund,
Fidelity Advisor Latin America Fund, Fidelity Advisor Municipal Income Fund, Fidelity Advisor Overseas Fund,
Fidelity Advisor Tax Managed Stock Fund, Fidelity Advisor Value Fund, and Fidelity Advisor Value Leaders Fund

Funds of Fidelity Advisor Series II, Fidelity Advisor Series VIII, and Fidelity Beacon Street Trust

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2006

This Statement of Additional Information dated December 30, 2006 is no longer applicable for Fidelity Advisor Floating Rate High Income, Fidelity Advisor High Income, Fidelity Advisor High Income Advantage, and Fidelity Advisor Value. Please refer to the funds' current Statement of Additional Information dated June 29, 2007.

Effective June 1, 2007, Advisor Value Leaders has adopted a new management contract which adds a performance adjustment component to the management fee. Please refer to the prospectus for more information.

Effective July 1, 2007, Advisor Global Capital Appreciation will adopt a new management contract which adds a performance adjustment component to the management fee. Please refer to the prospectus for more information.

Effective August 1, 2007, Advisor International Capital Appreciation has adopted a new management contract which adds a performance adjustment component to the management fee. Please refer to the prospectus for more information.

Effective October 1, 2007, Advisor Japan has adopted a new management contract which adds a performance adjustment component to the management fee. Please refer to the prospectus for more information.

Adam Kutas no longer manages Advisor Latin America Fund. All references to Adam Kutas are removed from the "Management Contracts" section.

The following information replaces similar information for Keith Quinton found in the "Management Contracts" section beginning on page 68.

Keith Quinton is the portfolio manager of Advisor Tax Managed Stock and receives compensation for his services. As of October 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the pre-tax investment performance of the fund measured against the S&P 500 Index, and the pre-tax investment performance of the fund within the Morningstar Large Cap Blend Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. For example, the portfolio manager may manage other funds or accounts that engage in short sales, and could sell short a security for such other fund or account that the fund also trades or holds. Although FMR monitors such transactions to attempt to ensure equitable treatment of both the fund and a fund or account that engages in short sales, there can be no assurance that the price of a security held by the fund would not be impacted as a result. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

ACOM10B-07-05 October 1, 2007
1.734041.133

The following table provides information relating to other accounts managed by Mr. Quinton as of October 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	2	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 7,792	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 7,692	none	none

* Includes Advisor Tax Managed Stock ($31 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of October 31, 2006, the dollar range of shares of Advisor Tax Managed Stock beneficially owned by Mr. Quinton was none.

The following information replaces similar information for Darren Maupin found in the "Management Contracts" section beginning on page 68.

Melissa Reilly is the portfolio manager of Advisor Europe Capital Appreciation Fund and receives compensation for her services. As of May 31, 2007, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Ms. Reilly's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR international equity funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over her tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Advisor Europe Capital Appreciation Fund is based on the fund's pre-tax investment performance measured against the MSCI Europe Index (net MA tax) and the fund's pre-tax investment performance (based on the performance of the fund's Institutional Class) within the Morningstar Europe Stock Category. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR Corp. and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Ms. Reilly as of May 31, 2007:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,646	$ 70	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,553	none	none

* Includes Advisor Europe Capital Appreciation ($93 (in millions) assets managed).

As of May 31, 2007, the dollar range of shares of Advisor Europe Capital Appreciation beneficially owned by Ms. Reilly was none.

The following information replaces similar information found in the "Fund Holdings Information" section on page 100.

Each fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

Supplement to the

Fidelity® Advisor Emerging Markets Income Fund

A Fund of Fidelity Advisor Series VIII

Fidelity Advisor New Insights Fund

A Fund of Fidelity Contrafund®

Fidelity Advisor Mid Cap II Fund, and

Fidelity Advisor Strategic Income Fund

Funds of Fidelity Advisor Series II

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2007

This Statement of Additional Information dated March 1, 2007 is no longer applicable for Fidelity Advisor Mid Cap II Fund. Please refer to the fund's current Statement of Additional Information dated June 29, 2007.

Effective October 1, 2007, Fidelity Advisor New Insights Fund has adopted a new management contract which adds a performance adjustment component to the management fee. Please refer to the prospectus for more information.

The following information replaces similar information found in the "Fund Holdings Information" section on page 62.

Each fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

ACOM12B-07-02 October 1, 2007
1.743413.113